Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ 25	£ 24	£ 48
Fair value hedging
Disclosure of detailed information about hedged items
(Losses)/gains on hedged items attributable to the hedged risk	(846)	877	610
Gains/(losses) on the hedging instruments	897	(875)	(585)
Hedging ineffectiveness	51	2	25
Cash flow hedging
Disclosure of detailed information about hedged items
Hedging ineffectiveness	(26)	22	23
Cash flow hedging | Interest rate risk
Disclosure of detailed information about hedged items
Hedging ineffectiveness	£ (26)	£ 22	£ 23